Treasury Shares	12 Months Ended
Dec. 31, 2024
Treasury Shares [Abstract]
Treasury Shares

41.	Treasury shares

	Shares	Amount
		RMB’000
As of January 1, 2022	59,287,314	5,560,104

Repurchase of ordinary shares (a)	1,447,513	82,665
Exercise of share-based payment (b)	(3,223,040)	—

As of December 31, 2022	57,511,787	5,642,769

Exercise of share-based payment (b)	(325,202)	(1)

As of December 31, 2023	57,186,585	5,642,768

Exercise of share-based payment (b)	(880,276)	—

As of December 31, 2024	56,306,309	5,642,768

(a)
In 2021, the Company’s board of directors authorized share repurchase programs under which the Company could repurchase up to an aggregate of USD1 billion of its shares during a specific period of time. For the years ended December 31, 2022, the Company had repurchased 1.4 million shares for approximately RMB83 million under share repurchase programs. As of December 31, 2022, the share repurchase program was completed.

(b)
For the years ended December 31, 2022, 2023 and 2024, the number of treasury shares of 3,223,040, 325,202 and 880,276 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively.